Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Acquisitions	These were as follows:

December 31, 2020
€m
Assets:
Intangible assets	24.5
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	11.5
Total assets	45.1

Liabilities:
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	1.6
Total liabilities	8.7

Total identifiable net assets acquired	36.4

Total purchase consideration	112.0

Total identifiable net assets acquired	(36.4)

Goodwill	75.6
Purchase consideration - cash outflow

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Outflow of cash for business combinations, net of cash acquired		€m	€m	€m
Cash consideration		113.0	—	474.9
Less cash acquired		(0.1)	—	(9.8)
Contingent consideration paid related to acquisitions	24	—	1.5	6.5
Net outflow of cash - investing activities		112.9	1.5	471.6
Indemnification assets

	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m
Balance at January 1	35.4	79.4
Release of indemnified provision	(20.0)	(44.0)
Balance at December 31	15.4	35.4